CONVERTIBLE PROMISSORY NOTES (Details Textual) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 10, 2014 Board of Directors [Member]	Feb. 10, 2014 Convertible Notes Payable [Member]	Mar. 31, 2014 Convertible Notes Payable [Member]	Jan. 30, 2013 Dominion Note [Member]	Dec. 31, 2012 Dominion Note [Member]	Mar. 31, 2014 Dominion Capital, LLC. [Member]	Jul. 31, 2013 Restructuring Of Convertible Debentures and Related Warrants [Member]	Dec. 31, 2013 Restructuring Of Convertible Debentures and Related Warrants [Member]	Dec. 31, 2013 Restructuring Of Convertible Debentures and Related Warrants [Member] Dominion Capital, LLC. [Member]	Aug. 19, 2013 Series D Convertible Preferred Stock	Jan. 30, 2013 Maximum Dominion Note [Member]	Mar. 31, 2014 Maximum Dominion Capital, LLC. [Member]	Jan. 30, 2013 Minimum Dominion Note [Member]	Mar. 31, 2014 Minimum Dominion Capital, LLC. [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price							$ 0.10				$ 0.0333		$ 0.03
Debt Conversion, Converted Instrument, Shares Issued		98,456,000			1,095,759					12,500,000
Proceeds from Convertible Debt							$ 250,000	$ 600,000
Extinguishment of Debt, Amount		3,463,162
Debt Instrument, Debt Default, Amount	114,000	124,000				114,000					375,000
Debt Instrument, Maturity Date							Oct. 28, 2013								Aug. 14, 2014		Mar. 14, 2014
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%	8.00%				10.00%		12.00%				8.00%
Convertible Promissory Notes Payable Current	114,000	124,393	768,892								187,500	375,000		2,000,000		600,000
Cashless Warrants Amount											500,000
Payments Made To Acquire Promissory Notes												562,500
Warrants Retired Amount												37,500
Floorless Discount, Percentage											66.60%
Debt Conversion Convertible Instrument Amount One											900,000
Debt Conversion, Convertible Instrument, Shares Issuable One											27,000,000
Debt Instrument Convertible Conversion Price Two											$ 0.015
Debt Conversion, Convertible Instrument, Shares Issuable Two											25,000,000
Debt Conversion Convertible Instrument Amount Three											187,500
Debt Instrument Convertible Conversion Price Three											$ 0.015
Extended Amortization Schedule Payments Provided Amount														250,000		200,000
Debt Conversion Convertible Instrument Amount Two											375,000
Debt Conversion, Converted Instrument, Amount	4,784,000 [1]									187,500
Notes Payable, Related Parties				10,000
Accrued Interest Related Parties				$ 1,000

[1]	The $4,784 was included with the debt discount in the statement of equity as result of the conversions of the convertible debt.